FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The following table sets forth, by level within the fair value hierarchy, the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2014:

	Quoted Prices
	In Active	Significant		Total
	Markets for	Other	Significant	Carrying
	Identical	Observable	Unobservable	Value as of
	Assets	Inputs	Inputs	June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2014
Derivative liabilities - warrant instruments	$-	$-	$3,837,638	$3,837,638

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The following table sets forth a reconciliation of changes in the fair value of financial liabilities classified as level 3 in the fair value hierarch

	Significant Unobservable Inputs (Level 3)
	Six months ended June 30,
	2014	2013
Beginning balance	$-	$-
Additions	449,624
Change in fair value	3,388,014	-
Ending balance	$3,837,638	$-

Change in unrealized losses included in earnings	$3,388,014	$-